Share-Based Compensation (Schedule of Share Options Activity) (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number [Abstract]
Outstanding Options at beginning of year	764,767	537,288	513,973
Number of share options granted in share-based payment arrangement	346,950	320,775	53,970
Option's Exercised	0	(807)	(536)
Option's Forfeited and/or expired	(154,230)	(92,489)	(30,119)
Outstanding options and at end of year	957,487	764,767	537,288
Option's Exercisable at end of year	462,045	373,681	333,618
Weighted Average Exercise Price [Abstract]
Outstanding Options at beginning of year | $ / shares	$ 30.44	$ 44.45	$ 45.85
Option's Granted | $ / shares	11.87	14.25	37.52
Option's Exercised | $ / shares	0	12.23	20.16
Option's Forfeited and/or expired | $ / shares	57.55	55.58	56.91
Outstanding options and at end of year | $ / shares	19.34	30.44	44.45
Option's Exercisable at end of year | $ / shares	$ 26.25	$ 46.18	$ 58.38
Restricted Shares Units [Member]
Number [Abstract]
Outstanding Options at beginning of year	42,013	14,581	10,655
Number of share options granted in share-based payment arrangement	9,100	39,286	8,992
Option's Forfeited and/or expired	(941)	(27)	(215)
Option's Vested	(17,458)	(11,827)	(4,851)
Outstanding options and at end of year	32,714	42,013	14,581